Fair Value Disclosures - Carrying Value, Fair Value, and Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying Value
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$ 5.3	$ 5.5
Fair Value
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	6.3	5.7
Fair Value | Level 1
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Fair Value | Level 2
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Fair Value | Level 3
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$ 6.3	$ 5.7